Consolidated Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 81.4%
Communication Services 0.8%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	365,222	23,264,092
Consumer Staples 1.8%
Food Products
Archer-Daniels-Midland Co.	434,551	26,333,791
Bunge Ltd.	340,696	26,625,392
		52,959,183
Energy 14.5%
Energy Equipment & Services 0.4%
Schlumberger NV	357,150	11,432,371
Oil, Gas & Consumable Fuels 14.1%
Canadian Natural Resources Ltd.	575,885	20,905,796
Cheniere Energy, Inc.*	1,009,408	87,556,050
ConocoPhillips	468,630	28,539,567
Gazprom PJSC (ADR)	2,827,606	21,602,910
Gibson Energy, Inc.	457,700	8,769,260
LUKOIL PJSC (ADR)	137,032	12,606,944
Marathon Petroleum Corp.	229,396	13,860,106
Pembina Pipeline Corp.	1,270,900	40,384,601
Petroleo Brasileiro SA (ADR)	359,163	4,392,563
Pioneer Natural Resources Co.	107,500	17,470,900
Royal Dutch Shell PLC “A”	1,682,385	33,670,554
Targa Resources Corp.	713,909	31,733,255
TC Energy Corp.	1,067,253	52,811,632
Williams Companies, Inc.	1,775,912	47,150,464
		421,454,602
Industrials 11.0%
Commercial Services & Supplies 2.7%
Republic Services, Inc.	323,445	35,582,184
Waste Connections, Inc.	381,951	45,616,408
		81,198,592
Construction & Engineering 1.7%
Ferrovial SA	1,043,602	30,626,917
VINCI SA	190,440	20,321,025
		50,947,942
Road & Rail 1.4%
CSX Corp.	606,183	19,446,351
Union Pacific Corp.	101,156	22,247,239
		41,693,590
Transportation Infrastructure 5.2%
Aena SME SA 144A*	178,688	29,302,910

Auckland International Airport Ltd.*	2,664,290	13,539,204
Fraport AG Frankfurt Airport Services Worldwide*	94,600	6,445,401
Getlink SE	1,022,232	15,939,269
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	178,730	19,104,450
Japan Airport Terminal Co., Ltd.*	316,404	14,211,765
Sydney Airport (Units)*	4,379,442	19,016,462
Transurban Group (Units)	3,520,889	37,574,189
		155,133,650
Information Technology 0.1%
IT Services
SUNeVision Holdings, Ltd.	2,904,100	2,973,558
Materials 10.9%
Chemicals 3.7%
CF Industries Holdings, Inc.	486,455	25,028,110
Corteva, Inc.	684,188	30,343,738
Nutrien Ltd.	467,870	28,349,238
OCI NV*	421,310	10,251,143
The Mosaic Co.	551,700	17,604,747
		111,576,976
Containers & Packaging 1.7%
Sealed Air Corp.	375,400	22,242,450
Smurfit Kappa Group PLC	164,370	8,916,755
Westrock Co.	392,490	20,888,318
		52,047,523
Metals & Mining 4.7%
Anglo American PLC	111,046	4,412,445
ArcelorMittal SA	890,528	27,296,144
Freeport-McMoRan, Inc.	1,120,752	41,591,107
Glencore PLC*	2,421,869	10,367,105
Norsk Hydro ASA	1,640,886	10,470,233
Rio Tinto Ltd.	255,372	24,253,620
Vale SA (ADR)	937,091	21,375,046
		139,765,700
Paper & Forest Products 0.8%
Mondi PLC	508,746	13,378,256
Svenska Cellulosa AB SCA “B”	640,142	10,490,636
		23,868,892
Real Estate 31.0%
Equity Real Estate Investment Trusts (REITs) 26.2%
Activia Properties, Inc.	1,664	7,878,518
Agree Realty Corp.	107,648	7,588,108
Alexandria Real Estate Equities, Inc.	35,200	6,404,288
American Homes 4 Rent “A”	248,278	9,645,600
American Tower Corp.	225,109	60,810,945
AvalonBay Communities, Inc.	93,830	19,581,383
Big Yellow Group PLC	731,583	13,226,824
British Land Co. PLC	3,097,453	21,205,013
CoreSite Realty Corp.	104,170	14,021,282
Crown Castle International Corp.	576,160	112,408,816
EastGroup Properties, Inc.	114,467	18,824,098
Empire State Realty Trust, Inc. “A”	995,000	11,940,000
EPR Properties *	182,000	9,587,760

Equinix, Inc.	26,299	21,107,577
Essential Properties Realty Trust, Inc.	636,189	17,202,551
Extra Space Storage, Inc.	104,573	17,131,149
GPT Group	3,758,731	13,812,418
Granite Real Estate Investment Trust	121,117	8,058,834
Hulic Reit, Inc.	4,686	7,891,900
Inmobiliaria Colonial Socimi SA	1,386,701	14,001,052
Kenedix Retail REIT Corp.	3,011	8,144,430
Keppel REIT	21,375,900	18,757,762
Life Storage, Inc.	144,382	15,499,408
Link REIT	3,072,968	29,782,574
Mapletree Logistics Trust	13,523,700	20,616,929
Medical Properties Trust, Inc.	329,100	6,614,910
Mid-America Apartment Communities, Inc.	83,953	14,139,364
Mirvac Group	7,816,952	17,117,987
Park Hotels & Resorts, Inc. *	288,156	5,938,895
Retail Properties of America, Inc. “A”	451,233	5,166,618
Rexford Industrial Realty, Inc.	264,191	15,045,678
RioCan Real Estate Investment Trust	996,400	17,748,074
Ryman Hospitality Properties, Inc. *	96,116	7,589,319
SBA Communications Corp.	134,247	42,784,519
Segro PLC	1,221,857	18,499,182
Simon Property Group, Inc.	195,730	25,538,850
SL Green Realty Corp.	122,915	9,833,200
Sun Communities, Inc.	53,876	9,234,346
Unibail-Rodamco-Westfield*	121,080	10,479,220
UNITE Group PLC	946,291	14,058,706
VICI Properties, Inc. (a)	491,500	15,246,330
Vicinity Centres	5,447,390	6,311,743
Welltower, Inc.	336,988	28,003,703
Weyerhaeuser Co.	170,900	5,882,378
		780,362,241
Real Estate Management & Development 4.8%
CapitaLand Ltd.	7,522,300	20,753,873
Castellum AB	411,226	10,465,526
City Developments Ltd.	410,500	2,225,437
CK Asset Holdings Ltd.	1,893,463	13,071,316
Daibiru Corp.	794,100	10,021,407
Fabege AB	764,011	12,257,243
Fastighets AB Balder “B”*	175,517	11,013,266
Howard Hughes Corp.*	44,310	4,318,452
Hysan Development Co., Ltd.	4,626,000	18,440,130
Mitsui Fudosan Co., Ltd.	598,200	13,854,526
PSP Swiss Property AG (Registered)	81,957	10,407,941
Vonovia SE	109,744	7,094,631
Wharf Holdings, Ltd.	2,814,000	10,727,870
		144,651,618
Utilities 11.3%
Electric Utilities 2.1%
Edison International	353,943	20,464,985
Hydro One Ltd. 144A	620,316	14,992,471
Orsted AS 144A	81,582	11,447,823
Terna SPA	2,041,729	15,213,441
		62,118,720
Gas Utilities 4.0%
Atmos Energy Corp.	170,800	16,415,588

China Gas Holdings Ltd.	3,977,400	12,140,744
China Resources Gas Group Ltd.	3,050,000	18,305,578
ENN Energy Holdings Ltd.	999,811	19,032,246
Hong Kong & China Gas Co., Ltd.	21,187,850	32,910,304
Tokyo Gas Co., Ltd.	1,135,708	21,437,325
		120,241,785
Multi-Utilities 3.6%
Ameren Corp.	139,900	11,197,596
National Grid PLC	2,226,145	28,355,358
NiSource, Inc.	790,952	19,378,324
Sempra Energy	360,475	47,755,728
		106,687,006
Water Utilities 1.6%
American Water Works Co., Inc.	196,116	30,227,359
Severn Trent PLC	564,669	19,535,476
		49,762,835
Total Common Stocks (Cost $2,185,121,727)		2,432,140,876
	Principal Amount ($)	Value ($)

Government & Agency Obligations 15.4%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/2029	9,009,911	10,424,514
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/2044	5,657,642	7,803,200
U.S. Treasury Inflation-Indexed Notes:
0.25% , 1/15/2025	20,625,345	22,322,102
0.375% , 1/15/2027	20,135,483	22,285,104
0.375% , 7/15/2027	19,997,216	22,300,020
0.5% , 4/15/2024	8,287,247	8,932,314
0.625% , 1/15/2026	22,742,667	25,254,428
U.S. Treasury Inflation-Protected Notes, 0.25%, 7/15/2029	6,708,430	7,462,605
U.S. Treasury Notes:
0.125% , 5/31/2022	64,355,000	64,375,111
0.125% , 7/31/2022	11,500,000	11,500,898
0.125% , 1/31/2023	55,000,000	54,946,289
0.125% , 2/28/2023	35,000,000	34,956,250
1.375% , 1/31/2022	15,000,000	15,114,844
1.375% , 10/15/2022	53,000,000	53,836,406
1.625% , 8/31/2022	65,394,000	66,525,623
1.75% , 4/30/2022	8,500,000	8,617,539
1.875% , 3/31/2022	22,000,000	22,295,625
Total Government & Agency Obligations (Cost $455,493,935)		458,952,872
	Shares	Value ($)

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $11,226,864)	11,226,864	11,226,864

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $50,242,594)	50,242,594	50,242,594

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,702,085,120)	98.9	2,952,563,206
Other Assets and Liabilities, Net	1.1	31,501,700
Net Assets	100.0	2,984,064,906
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 3/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
12,438,690	—	1,211,826 (d)	—	—	7,649	—	11,226,864	11,226,864
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.02% (b)
34,835,011	966,832,740	951,425,157	—	—	1,702	—	50,242,594	50,242,594
47,273,701	966,832,740	952,636,983	—	—	9,351	—	61,469,458	61,469,458
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $10,968,734, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	7/30/2021	312	21,145,144	23,281,440	2,136,296
Copper Futures	USD	9/28/2021	463	52,777,260	49,645,175	(3,132,085)
Corn Futures	USD	9/14/2021	514	15,372,462	15,400,725	28,263
Cotton No. 2 Futures	USD	12/8/2021	276	11,785,721	11,716,200	(69,521)
Gasoline RBOB Futures	USD	8/31/2021	102	9,403,056	9,525,046	121,990
Gold 100 oz. Futures	USD	8/27/2021	214	38,631,767	37,912,240	(719,527)

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Lean Hogs Futures	USD	8/13/2021	247	10,434,693	10,201,100	(233,593)
Live Cattle Futures	USD	8/31/2021	288	13,618,555	14,137,920	519,365
LME Nickel Futures	USD	7/19/2021	216	21,743,538	23,594,976	1,851,438
LME Nickel Futures	USD	9/13/2021	215	22,788,802	23,496,060	707,258
LME Primary Aluminium Futures	USD	7/19/2021	796	47,017,859	50,138,050	3,120,191
LME Primary Aluminium Futures	USD	9/13/2021	884	53,699,697	55,791,450	2,091,753
LME Zinc Futures	USD	7/19/2021	137	10,000,032	10,173,106	173,074
LME Zinc Futures	USD	9/13/2021	136	10,268,603	10,121,800	(146,803)
Low Sulphur Gas Oil Futures	USD	9/10/2021	146	8,858,656	8,756,350	(102,306)
Natural Gas Futures	USD	8/27/2021	318	9,486,492	11,524,320	2,037,828
NY Harbor ULSD Futures	USD	8/31/2021	182	16,304,681	16,287,071	(17,610)
Palladium Futures	USD	9/28/2021	40	11,627,507	11,116,800	(510,707)
Silver Futures	USD	9/28/2021	113	15,685,990	14,799,610	(886,380)
Soybean Futures	USD	11/12/2021	222	15,310,032	15,528,900	218,868
Soybean Oil Futures	USD	8/13/2021	125	4,535,837	4,756,500	220,663
Sugar Futures	USD	9/30/2021	307	6,099,665	6,151,298	51,633
WTI Crude Futures	USD	8/20/2021	438	29,309,237	31,873,260	2,564,023
Total					465,929,397	10,024,111
At June 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	7/19/2021	216	22,852,167	23,594,976	(742,809)
LME Nickel Futures	USD	9/13/2021	30	3,204,767	3,278,520	(73,753)
LME Primary Aluminium Futures	USD	7/19/2021	796	47,956,911	50,138,050	(2,181,139)
LME Primary Aluminium Futures	USD	9/13/2021	23	1,390,823	1,451,587	(60,764)
LME Zinc Futures	USD	7/19/2021	137	10,292,968	10,173,106	119,862
LME Zinc Futures	USD	9/13/2021	11	785,489	818,675	(33,186)
Total					89,454,914	(2,971,789)
Currency Abbreviation(s)

USD	United States Dollar

Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2021, the Fund held $380,762,647 in the Subsidiary, representing 12.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$23,264,092	$—	$—	$23,264,092
Consumer Staples	52,959,183	—	—	52,959,183
Energy	432,886,973	—	—	432,886,973
Industrials	328,973,774	—	—	328,973,774
Information Technology	2,973,558	—	—	2,973,558
Materials	327,259,091	—	—	327,259,091
Real Estate	914,534,639	10,479,220	—	925,013,859
Utilities	338,810,346	—	—	338,810,346
Government & Agency Obligations	—	458,952,872	—	458,952,872
Short-Term Investments (a)	61,469,458	—	—	61,469,458
Derivatives (b)
Futures Contracts	15,962,505	—	—	15,962,505
Total	$2,499,093,619	$469,432,092	$—	$2,968,525,711
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(8,910,183)	$—	$—	$(8,910,183)
Total	$(8,910,183)	$—	$—	$(8,910,183)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$ 7,052,322

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH1
R-080548-1 (1/23)